Warrants, Options, Equity Incentive Plan and Stock Issuances (Details 5)	12 Months Ended
Dec. 31, 2013
Summary of option outstanding and exercisable
Options outstanding	30,000
Outside the Equity Incentives Plan [Member]
Summary of option outstanding and exercisable
Options outstanding	30,000
Options Exercisable, Options Exercisable	25,834
$ 32.00 [Member]
Summary of option outstanding and exercisable
Options outstanding	15,000
$ 32.00 [Member] | Outside the Equity Incentives Plan [Member]
Summary of option outstanding and exercisable
Options Outstanding, Range of Exercise Price	32.00
Options outstanding	15,000
Options Outstanding, Weighted Average Remaining Contractual Life	7 years 6 months 11 days
Options exercisable, Range of Exercise Price	32.00
Options Exercisable, Options Exercisable	12,500
Options Exercisable, Weighted Average Remaining Contractual Life	7 years 6 months 11 days
$ 34.50 [Member]
Summary of option outstanding and exercisable
Options outstanding	5,000
$ 34.50 [Member] | Outside the Equity Incentives Plan [Member]
Summary of option outstanding and exercisable
Options Outstanding, Range of Exercise Price	34.50
Options outstanding	5,000
Options Outstanding, Weighted Average Remaining Contractual Life	7 years 6 months 22 days
Options exercisable, Range of Exercise Price	34.50
Options Exercisable, Options Exercisable	5,000
Options Exercisable, Weighted Average Remaining Contractual Life	7 years 6 months 22 days
$ 22.50 [Member]
Summary of option outstanding and exercisable
Options outstanding	5,000
$ 22.50 [Member] | Outside the Equity Incentives Plan [Member]
Summary of option outstanding and exercisable
Options Outstanding, Range of Exercise Price	22.50
Options outstanding	5,000
Options Outstanding, Weighted Average Remaining Contractual Life	7 years 7 months 13 days
Options exercisable, Range of Exercise Price	22.50
Options Exercisable, Options Exercisable	5,000
Options Exercisable, Weighted Average Remaining Contractual Life	7 years 7 months 13 days
$ 7.00 [Member] | Outside the Equity Incentives Plan [Member]
Summary of option outstanding and exercisable
Options Outstanding, Range of Exercise Price	7.00
Options outstanding	5,000
Options Outstanding, Weighted Average Remaining Contractual Life	8 years 4 months 21 days
Options exercisable, Range of Exercise Price	12,500
Options Exercisable, Options Exercisable	3,334
Options Exercisable, Weighted Average Remaining Contractual Life	8 years 4 months 21 days